UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   February 14, 2013

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:		$121680
                              (x 1000)

List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC		       COM		009363102     4193    45930 SH	     Sole				       45930
AON PLC 		       COM		G0408V102    10439   187721 SH	     Sole				      187721
APPLE COMPUTER  	       COM	        037833100     1964     3690 SH	     Sole				        3690
AUTOZONE                       COM              053332102    11519    32499 SH       Sole                                      32499
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     2011	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207      338     3765 SH	     Sole				        3765
CANADIAN PACIFIC RAILWAY       COM              13645T100     2549    25086 SH       Sole                                      25086
CH ROBINSON WORLDWIDE INC      COM	        12541W209      346     5475 SH	     Sole				        5475
COPART INC 		       COM	        217204106      583    19760 SH	     Sole				       19760
DISCOVERY HOLDINGS CO	       COM		25470F104     3492    55011 SH       Sole				       55011
DOLLAR GENERAL		       COM		256677105     7890   178944 SH       Sole				      178944
DUNKIN BRANDS		       COM		265504100     6344   191189 SH       Sole				      191189
ECOLAB INC       	       COM              278865100     9596   133465 SH       Sole                                     133465
FASTENAL CO.  		       COM	        311900104     6701   143638 SH	     Sole				      143638
GOOGLE			       COM	        38259P508     7670    10843 SH	     Sole			               10843
JOHNSON & JOHNSON	       COM	        478160104     1660    23685 SH	     Sole				       23685
LKQ CORPORATION		       COM	        501889208      984    46640 SH	     Sole				       46640
MASTERCARD		       COM		57636Q104     4435     9028 SH       Sole				        9028
MICROSOFT CORP 		       COM	        594918104      352    13170 SH	     Sole				       13170
MONDOLEZ INTERNATIONAL INC     COM		609207105      484    19000 SH	     Sole				       19000
NEWS CORP - CL A	       COM		65248E104     5751   225443 SH       Sole	 			      225443
ORACLE CORP  	               COM	        68389x105     5156   154744 SH	     Sole				      154744
PFIZER  	               COM	        717081103      231     9224 SH	     Sole				        9224
PRICELINE.COM INC.	       COM              741503403     5574     8985 SH       Sole				        8985
ROBERT HALF, INC. 	       COM	        770323103      267     8400 SH	     Sole				        8400
SALLY BEAUTY HOLDINGS	       COM		79546E104     3321   140907 SH	     Sole				      140907
SEI INVESTMENTS CO  	       COM	        784117103      443    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     4175   128526 SH       Sole                                     128526
VISA INC.		       COM		92826C839    13212    87160 SH       Sole				       87160




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